Interim Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Profit/(Loss) for the period	$ (89)	$ 82	$ 34	$ 190
Items that may be reclassified to profit or loss
Foreign currency translation	9	(16)	20	(72)
Fair value re-measurement of financial instruments			2
Other		8	2	8
Other comprehensive income/(loss), net of tax	9	(8)	24	(64)
Total comprehensive income/(loss), net of tax	$ (80)	$ 74	$ 58	$ 126
VEON Holdings B.V.
Profit/(Loss) for the period					$ 283	$ 281
Items that may be reclassified to profit or loss
Foreign currency translation					(94)	(33)
Other comprehensive income/(loss), net of tax					(94)	(33)
Total comprehensive income/(loss), net of tax					$ 189	$ 248